Performance Management - Stance Sustainable Beta ETF	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of the Index, as well as a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://stancefunds.com or by calling the Fund at (215) 330-4476.
The Fund acquired all of the assets and assumed the liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor Fund”), as of immediately after the close of business on April 4, 2025 (the “Reorganization”), and the Fund assumed the financial and performance history of the Predecessor Fund. The Predecessor Fund had the same investment objective and substantially the same strategies as the Fund. Previously, the Predecessor Fund had acquired all of the assets and assumed the liabilities of the Change Finance U.S. Large Cap Fossil Fuel Free ETF, a series of ETF Series Solutions, on March 18, 2022, which also had the same investment objective and substantially the same strategies as the Fund. Performance shown in the bar chart and table for periods ending on or prior to April 4, 2025 is that of the Predecessor Fund. The Predecessor Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of the Index, as well as a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of June 30, 2025 was 6.73%. During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 24.15% for the quarter ended June 30, 2020, and the lowest quarterly return was -19.94% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.73%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Narrative	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://stancefunds.com
Performance Availability Phone [Text]	(215) 330-4476